Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
In July 2024, the Company paid off the remaining 90% purchase price on the Aframax oil tanker, amounting to $38.7 million, using cash provided by operations, cash on hand and net proceeds from equity offerings.